Filed with the Securities and Exchange Commission on November 1, 2018

1933 Act Registration File No. 333-181202
1940 Act Registration File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	53	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	55	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (410) 537-5400

Paul J. Chew, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)

Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on November 30, 2018 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 50 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 25, 2018 and pursuant to Rule 485(a)(2) would have become effective on October 8, 2018.

Post-Effective Amendment No. 51 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to November 2, 2018.

This Post-Effective Amendment No. 53 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 30, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 53 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on November 1, 2018.

Brown Advisory Funds

By: /s/ Paul J. Chew
Paul J. Chew
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Paul J. Chew	President	November 1, 2018
Paul J. Chew

/s/ Jason T. Meix	Treasurer	November 1, 2018
Jason T. Meix

Michael D. Hankin*	Trustee	November 1, 2018
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of	November 1, 2018
Joseph R. Hardiman	the Board

Henry H. Hopkins*	Trustee	November 1, 2018
Henry H. Hopkins

Kyle Prechtl Legg*	Trustee	November 1, 2018
Kyle Prechtl Legg

Thomas F. O’Neil III*	Trustee	November 1, 2018
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	November 1, 2018
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
      Patrick W.D. Turley
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.